FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities fair value at December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2025
	Level 1	Level 2	Level 3
Assets:
Money market fund	$910	$—	$—
Total	$910	$—	$—

Amounts included in:
Cash and cash equivalents	$910	$—	$—
Total	$910	$—	$—

	December 31, 2025
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	$—	$—	$1,124
Warrants liability	—	2,675	522
Total	$—	$2,675	$1,646
NOTE 15. FAIR VALUE MEASUREMENTS (cont.)

	December 31, 2024
	Level 1	Level 2	Level 3
Assets:
Money market fund	$28,843	$—	$—
Bank deposits	—	—	—
Total	28,843	—	—

Amounts included in:
Cash and cash equivalents	$28,843	$—	$—
Short-term investments	—	—	—
Total	$28,843	$—	$—

	December 31, 2024
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	$—	$—	$12,875
Warrants liability	$—	32,140	9,010
Total	$—	$32,140	$21,885

Fair value of warrants liability

The Warrants issued as part of the SPAs mentioned in Note 13 were valued using Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. As part of the inputs used in the Black-Scholes model to determine the fair value of these Warrants, the expected volatility of the Class A Ordinary shares was estimated based on the historical volatility of the Company's own publicly traded shares.
The following table provides the inputs used for Level 3 fair value measurements of warrants liability:

	December 31, 2025			December 31, 2024
Stock price	$0.74			$8.83
Strike price	$4.42	-	$5.74	$4.42	-	$5.74
Term (in years)	2.89	-	2.94	1.5	-	2.5
Volatility	122.22%	-	122.90%	97.80%	-	116.20%
Risk-free rate	3.62%	-	3.63%	4.19%	-	4.30%
Dividend yield	0.0%			0.0%

The pre-funded warrants mentioned in Note 14 are classified as Level 2 due to the use of observable market data for similar instruments. The fair value of the pre-funded warrants is determined to be consistent with the fair value of the Company's Class A Ordinary share due to the nominal exercise price.
NOTE 15. FAIR VALUE MEASUREMENTS (cont.)

Derivative liability at fair value

Derivative liability at fair value was valued using a Monte-Carlo simulation, which was considered to be a Level 3 fair value measurement. The Monte-Carlo simulation primary input utilized in determining the fair value of the Derivative liability was the expected volatility of the Class A ordinary shares. The expected volatility was based on the historical price of the Company’s Class A ordinary shares.
The following table provides the inputs used for Level 3 fair value measurements of derivative liability:

	December 31, 2025			December 31, 2024
Stock price	$0.74			$8.83
Term (in years)	2.89	-	2.94	1.5	-	2.5
Volatility	122.22%	-	120.90%	95.00%	-	96.54%
Risk-free rate	3.62%	-	3.63%	4.48%	-	4.49%
Cost of Debt (Rd)	15.72%	-	15.96%	7.64%	-	7.64%
Dividend yield	0.0%			0.0%

Changes in the fair value of Level 3

The following table presents the changes in the fair value of Level 3 warrants and derivative liabilities for the year ended December 31, 2025 and 2024:

Total Level 3 Financial Liabilities
Balance at December 31, 2024	$21,885
Change in fair value of derivative liabilities at fair value	(11,751)
Change in fair value of warrants liability	(8,488)
Balance at December 31, 2025	$1,646

Total Level 3 Financial Liabilities
Balance at December 31, 2023	$7,526
Change in fair value of derivative liabilities at fair value	9,143
Partial conversion of convertible notes	(394)
Change in fair value of warrants liability	5,610
Balance at December 31, 2024	$21,885

In addition to assets and liabilities that are recorded at fair value on a recurring basis, impairment indicators may subject long-lived assets to nonrecurring fair value measurements. The Company reviews the carrying amounts of such assets when events indicate that their carrying amounts may not be recoverable. Any resulting impairment is allocated to the long-lived assets of the group on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the group shall not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable without undue cost and effort. In determining fair value, management utilized the market approach with Level 3 inputs (see Note 6).